Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	€ 1,948	€ 2,521	[1]	€ 1,919	[1]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	343	276		(1,076)
Gains (Losses) relating to cash flow hedges	24	(40)		8
Tax relating to cash flow hedges	(3)	5
Other comprehensive income that will be reclassified to profit or loss net of tax	364	241		(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	10		114
Tax relating to retirement benefit obligations	(3)	(1)		(33)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(20)	9		81
Total other comprehensive income for the financial year	344	250		(987)
Total comprehensive income for the financial year	2,292	2,771		932
Attributable to:
Equity holders of the Company	2,249	2,768		969
Non-controlling interests	43	3		(37)
Total comprehensive income for the financial year	2,292	2,771		932
Guarantor [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	1,929	2,517		1,895
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	319	277		(1,015)
Gains (Losses) relating to cash flow hedges	24	(40)		8
Tax relating to cash flow hedges	(3)	5
Other comprehensive income that will be reclassified to profit or loss net of tax	340	242		(1,007)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	10		114
Tax relating to retirement benefit obligations	(3)	(1)		(33)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(20)	9		81
Total other comprehensive income for the financial year	320	251		(926)
Total comprehensive income for the financial year	2,249	2,768		969
Attributable to:
Equity holders of the Company	2,249	2,768		969
Total comprehensive income for the financial year	2,249	2,768		969
CRH America, Inc [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	110	90		61
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	27	63		(186)
Other comprehensive income that will be reclassified to profit or loss net of tax	27	63		(186)
Items that will not be reclassified to profit or loss in subsequent years:
Total other comprehensive income for the financial year	27	63		(186)
Total comprehensive income for the financial year	137	153		(125)
Attributable to:
Equity holders of the Company	137	153		(125)
Total comprehensive income for the financial year	137	153		(125)
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	459	819		1,917
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	316	213		(890)
Gains (Losses) relating to cash flow hedges	24	(40)		8
Tax relating to cash flow hedges	(3)	5
Other comprehensive income that will be reclassified to profit or loss net of tax	337	178		(882)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	10		114
Tax relating to retirement benefit obligations	(3)	(1)		(33)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(20)	9		81
Total other comprehensive income for the financial year	317	187		(801)
Total comprehensive income for the financial year	776	1,006		1,116
Attributable to:
Equity holders of the Company	733	1,003		1,153
Non-controlling interests	43	3		(37)
Total comprehensive income for the financial year	776	1,006		1,116
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	(550)	(905)		(1,954)
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(319)	(277)		1,015
Gains (Losses) relating to cash flow hedges	(24)	40		(8)
Tax relating to cash flow hedges	3	(5)
Other comprehensive income that will be reclassified to profit or loss net of tax	(340)	(242)		1,007
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	17	(10)		(114)
Tax relating to retirement benefit obligations	3	1		33
Other comprehensive income that will not be reclassified to profit or loss net of tax	20	(9)		(81)
Total other comprehensive income for the financial year	(320)	(251)		926
Total comprehensive income for the financial year	(870)	(1,156)		(1,028)
Attributable to:
Equity holders of the Company	(870)	(1,156)		(1,028)
Total comprehensive income for the financial year	(870)	(1,156)		(1,028)
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	1,948	2,521		1,919
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	343	276		(1,076)
Gains (Losses) relating to cash flow hedges	24	(40)		8
Tax relating to cash flow hedges	(3)	5
Other comprehensive income that will be reclassified to profit or loss net of tax	364	241		(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	10		114
Tax relating to retirement benefit obligations	(3)	(1)		(33)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(20)	9		81
Total other comprehensive income for the financial year	344	250		(987)
Total comprehensive income for the financial year	2,292	2,771		932
Attributable to:
Equity holders of the Company	2,249	2,768		969
Non-controlling interests	43	3		(37)
Total comprehensive income for the financial year	€ 2,292	€ 2,771		€ 932

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.